Shareholders Equity - Share capital (Details)	9 Months Ended
	Sep. 30, 2024 EUR (€) € / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 shares
Shareholders Equity
Authorized share capital | €	€ 13,600,000
Par value per share | € / shares	€ 0.04
Shelf registration statement, 2024
Shareholders Equity
Maximum offering price in shelf registration statement | $		$ 300,000,000
At The Market Offerings with Cantor Fitzgerald & Co under the Shelf registration statement
Shareholders Equity
Issuance of ordinary shares (in shares)	0
Maximum offering price in shelf registration statement | $		$ 75,000,000
Percentage of commission payable for gross proceeds from sales agreement	3.00%	3.00%
Ordinary
Shareholders Equity
Number of shares issued	84,247,306	84,247,306
Number of shares authorised	170,000,000	170,000,000
Shares were issued and fully paid in cash	81,683,382	81,683,382
Treasury shares	2,563,924	2,563,924	2,893,792
Preferred
Shareholders Equity
Number of shares authorised	170,000,000	170,000,000